Short-Term Investment (Tables)	12 Months Ended
Dec. 31, 2023
Short-Term Investments [Abstract]
Schedule of Short-Term Investment	Short-term investment consisted of the following:
	As of December 31,
	2022	2023
	RMB	RMB
Cost	-	103,690,728
Unrealized gain	-	396,098

Aggregate fair value	-	104,086,826